Document and Entity Information	Aug. 24, 2026
Details
Registrant CIK	0001493712
Document Type	8-K
Document Period End Date	Aug. 24, 2026
Entity Registrant Name	STIMCELL ENERGETICS INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54500
Entity Tax Identification Number	38-3939625
Entity Address, Address Line One	555 - 1130 Pender Street, West
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4A4
City Area Code	844
Local Phone Number	238-2692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false